Accrued Loss Reserves (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Schedule of Accrued Liabilities [Line Items]
Accrued losses	$ 35,290	$ 22,016
Accrued loss reserves - Noncurrent	34,898	36,213
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	25,100	11,916
Accrued loss reserves - Noncurrent	29,045	29,769
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	9,137	8,718
Accrued loss reserves - Noncurrent	4,177	2,945
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	1,053	1,382
Accrued loss reserves - Noncurrent	$ 1,676	$ 3,499